Stock based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Based Compensation [Abstract]
Schedule of RSUs
	For the three months ended March 31, 2023
	Number of shares	Weighted average grant date fair value per share*
Unvested Units as of December 31, 2022	5,968	1,351.15
Retroactive application of Conversion Ratio	636,309	(1,338.22)
Unvested units as of December 31, 2022	642,277	12.93
Granted*	2,333,745	10.57
Vested pending settlement	(74,284)	12.98
Vested settled	(152,940)	12.97
Cancelled	(42,473)	12.74
Unvested units as of March 31, 2023	2,706,325	10.80

*        Out of the total RSU’s granted, 2,133,949 RSU’s were granted on January 1, 2023 (1,380,326 was granted to a director) and the fair value of the RSUs is estimated based on the fair value of the Near Intelligence, Inc. common stock which reflects a pre-money enterprise value as at the grant date and 199,796 RSU’s were granted to directors on March 23, 2023 and the fair value of each RSUs is the market price of one common share of the Company on the date of grant.

	Year ended December 31, 2022
	Number of shares	Weighted average grant date fair value per share*
Granted	52,120.000	1,392.20
Vested pending settlement	(44,706.000)	1,397.51
Forfeited	(1,446.000)	1,397.51
Unvested units as of December 31, 2022	5,968.000	1,351.15

Schedule of stock options granted
2021
Expected dividend yield	0.00%
Expected volatility	52.60%
Risk-free interest rate	2.41%
Expected average life of options (in years)	9 Years

Schedule of stock option
	Years Ended December 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1	41,862.299	$5.06	9.62	$1,988,967
Granted	13,185.400	429.47
Forfeited	(4,983.894)	(10.88)
Exercised	(29,876.229)	(2.13)
Outstanding at December 31	20,187.576	285.17	11.61	1,164,204
Vested and exercisable as of December 31, 2021				6,626.813
Weighted average grant-date fair value of options granted during the period				$60

Schedule of stock-based compensation expense for the stock options and RSUs
	Year ended December 31, 2022
	2022	2021
Cost of revenue	896,511	—
Product and technology	5,892,394	(98,487)
Sales and marketing	4,998,640	10,217
General and administrative	54,687,484	165,290
	66,475,029	77,020